Schedule of Interest Income and Others (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Interests on bank deposits	$ 386	$ 1,972	$ 574
Sundry income		17,685	1,572
Interest income and others	$ 386	$ 19,657	$ 2,146